UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2023

Date of reporting period:	3/31/2023

Item 1 – Reports to Stockholders –

PGIM QUANT SOLUTIONS STOCK INDEX FUND

SEMIANNUAL REPORT

MARCH 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Stock Index Fund

May 15, 2023

PGIM Quant Solutions Stock Index Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/23 (without sales charges)	Average Annual Total Returns as of 3/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	15.33	-11.19	9.91	11.31	—

Class C	14.92	-9.63	9.90	10.96	—

Class I	15.53	-7.87	11.02	12.06	—

Class Z	15.51	-7.93	10.96	12.00	—

Class R6	15.58	-7.84	11.05	N/A	10.54 (11/28/2017)

S&P 500 Index

	15.62	-7.73	11.19	12.24	—

Average Annual Total Returns as of 3/31/23 Since Inception (%)

Class R6 (11/28/2017)

S&P 500 Index	10.52

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Stock Index Fund    5

Your Fund’s Performance (continued)

Six-month performance (the S&P 500 Index) broken out by S&P 500 Index sectors as of 3/31/23.

S&P 500 Index as of 3/31/23

*Sector weightings are subject to change.

Source: FactSet Research Systems Inc.

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Presentation of Fund Holdings as of 3/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	7.1%

Microsoft Corp.	Software	6.2%

Amazon.com, Inc.	Broadline Retail	2.7%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.0%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.8%

Tesla, Inc.	Automobiles	1.6%

Berkshire Hathaway, Inc. (Class B Stock)	Financial Services	1.6%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.6%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.4%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.3%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions Stock Index Fund    7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Stock Index Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,153.30	0.53%	$2.85

	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

Class C	Actual	$1,000.00	$1,149.20	1.25%	$6.70

	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

Class I	Actual	$1,000.00	$1,155.30	0.19%	$1.02

	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96

Class Z	Actual	$1,000.00	$1,155.10	0.25%	$1.34

	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26

Class R6	Actual	$1,000.00	$1,155.80	0.13%	$0.70

	Hypothetical	$1,000.00	$1,024.28	0.13%	$0.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Quant Solutions Stock Index Fund    9

Schedule of Investments  (unaudited)

as of March 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 98.8%

Aerospace & Defense 1.7%

Boeing Co. (The)*	10,744	$2,282,348
General Dynamics Corp.	4,332	988,606
Howmet Aerospace, Inc.	7,181	304,259
Huntington Ingalls Industries, Inc.	800	165,616
L3Harris Technologies, Inc.	3,716	729,228
Lockheed Martin Corp.	4,366	2,063,939
Northrop Grumman Corp.	2,808	1,296,510
Raytheon Technologies Corp.	28,331	2,774,455
Textron, Inc.	4,134	291,984
TransDigm Group, Inc.	1,000	737,050

		11,633,995

Air Freight & Logistics 0.6%

C.H. Robinson Worldwide, Inc.	2,300	228,551
Expeditors International of Washington, Inc.	3,100	341,372
FedEx Corp.	4,446	1,015,867
United Parcel Service, Inc. (Class B Stock)(a)	14,090	2,733,319

		4,319,109

Automobile Components 0.1%

Aptiv PLC*	5,250	588,997
BorgWarner, Inc.	4,400	216,084

		805,081

Automobiles 1.9%

Ford Motor Co.(a)	75,438	950,519
General Motors Co.	26,700	979,356
Tesla, Inc.*(a)	51,670	10,719,458

		12,649,333

Banks 3.1%

Bank of America Corp.	134,595	3,849,417
Citigroup, Inc.(a)	37,295	1,748,762
Citizens Financial Group, Inc.	9,700	294,589
Comerica, Inc.	2,461	106,857
Fifth Third Bancorp	13,473	358,921
First Republic Bank	3,500	48,965
Huntington Bancshares, Inc.	28,429	318,405
JPMorgan Chase & Co.	56,303	7,336,844

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

KeyCorp	18,835	$235,814
M&T Bank Corp.	3,155	377,243
PNC Financial Services Group, Inc. (The)	7,772	987,821
Regions Financial Corp.	18,174	337,309
Truist Financial Corp.	25,672	875,415
U.S. Bancorp	26,895	969,565
Wells Fargo & Co.	73,436	2,745,038
Zions Bancorp NA	2,900	86,797

		20,677,762

Beverages 1.8%

Brown-Forman Corp. (Class B Stock)	3,350	215,305
Coca-Cola Co. (The)	75,564	4,687,235
Constellation Brands, Inc. (Class A Stock)	3,170	716,071
Keurig Dr. Pepper, Inc.	16,300	575,064
Molson Coors Beverage Co. (Class B Stock)	3,694	190,906
Monster Beverage Corp.*	14,700	793,947
PepsiCo, Inc.	26,541	4,838,424

		12,016,952

Biotechnology 2.3%

AbbVie, Inc.	33,889	5,400,890
Amgen, Inc.	10,296	2,489,058
Biogen, Inc.*	2,680	745,120
Gilead Sciences, Inc.	23,900	1,982,983
Incyte Corp.*	3,500	252,945
Moderna, Inc.*	6,340	973,697
Regeneron Pharmaceuticals, Inc.*	2,050	1,684,424
Vertex Pharmaceuticals, Inc.*	4,960	1,562,747

		15,091,864

Broadline Retail 2.8%

Amazon.com, Inc.*	171,100	17,672,919
eBay, Inc.	10,340	458,786
Etsy, Inc.*	2,300	256,059

		18,387,764

Building Products 0.4%

A.O. Smith Corp.	2,400	165,960
Allegion PLC	1,633	174,290
Carrier Global Corp.	16,129	737,902

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Johnson Controls International PLC	13,387	$806,165
Masco Corp.	4,226	210,117
Trane Technologies PLC	4,400	809,512

		2,903,946

Capital Markets 2.8%

Ameriprise Financial, Inc.	2,061	631,696
Bank of New York Mellon Corp. (The)	14,038	637,887
BlackRock, Inc.	2,890	1,933,757
Cboe Global Markets, Inc.	2,100	281,904
Charles Schwab Corp. (The)	29,211	1,530,072
CME Group, Inc.	6,900	1,321,488
FactSet Research Systems, Inc.	700	290,563
Franklin Resources, Inc.	5,742	154,689
Goldman Sachs Group, Inc. (The)	6,380	2,086,962
Intercontinental Exchange, Inc.	10,700	1,115,903
Invesco Ltd.	9,400	154,160
MarketAxess Holdings, Inc.	710	277,816
Moody’s Corp.	2,966	907,655
Morgan Stanley	25,090	2,202,902
MSCI, Inc.	1,530	856,326
Nasdaq, Inc.	6,500	355,355
Northern Trust Corp.	4,062	357,984
Raymond James Financial, Inc.	3,600	335,772
S&P Global, Inc.	6,240	2,151,365
State Street Corp.	6,762	511,816
T. Rowe Price Group, Inc.	4,200	474,180

		18,570,252

Chemicals 1.8%

Air Products & Chemicals, Inc.	4,202	1,206,857
Albemarle Corp.	2,240	495,130
Celanese Corp.	1,900	206,891
CF Industries Holdings, Inc.	3,700	268,213
Corteva, Inc.	13,909	838,852
Dow, Inc.	13,409	735,081
DuPont de Nemours, Inc.	8,809	632,222
Eastman Chemical Co.	2,386	201,235
Ecolab, Inc.	4,642	768,390
FMC Corp.	2,300	280,899
International Flavors & Fragrances, Inc.	5,015	461,179
Linde PLC	9,468	3,365,306
LyondellBasell Industries NV (Class A Stock)	4,800	450,672

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Mosaic Co. (The)	6,600	$302,808
PPG Industries, Inc.	4,548	607,522
Sherwin-Williams Co. (The)	4,488	1,008,768

		11,830,025

Commercial Services & Supplies 0.5%

Cintas Corp.	1,660	768,049
Copart, Inc.*	8,100	609,201
Republic Services, Inc.	3,935	532,090
Rollins, Inc.	4,575	171,700
Waste Management, Inc.	7,013	1,144,311

		3,225,351

Communications Equipment 0.9%

Arista Networks, Inc.*	4,680	785,585
Cisco Systems, Inc.	79,144	4,137,253
F5, Inc.*	1,100	160,259
Juniper Networks, Inc.	6,700	230,614
Motorola Solutions, Inc.	3,156	903,026

		6,216,737

Construction & Engineering 0.1%

Quanta Services, Inc.	2,700	449,928

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,200	426,072
Vulcan Materials Co.	2,500	428,900

		854,972

Consumer Finance 0.5%

American Express Co.	11,499	1,896,760
Capital One Financial Corp.	7,466	717,931
Discover Financial Services	5,218	515,747
Synchrony Financial	8,565	249,070

		3,379,508

Consumer Staples Distribution & Retail 2.0%

Costco Wholesale Corp.	8,578	4,262,151
Dollar General Corp.	4,200	883,932
Dollar Tree, Inc.*	3,942	565,874

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Kroger Co. (The)	12,668	$625,419
Sysco Corp.	9,580	739,863
Target Corp.	8,882	1,471,126
Walgreens Boots Alliance, Inc.	14,178	490,275
Walmart, Inc.	27,086	3,993,831

		13,032,471

Containers & Packaging 0.3%

Amcor PLC	28,460	323,875
Avery Dennison Corp.	1,438	257,301
Ball Corp.	6,228	343,225
International Paper Co.	6,684	241,025
Packaging Corp. of America	1,770	245,729
Sealed Air Corp.	2,736	125,610
Westrock Co.	4,933	150,309

		1,687,074

Distributors 0.1%

Genuine Parts Co.	2,599	434,838
LKQ Corp.	4,900	278,124
Pool Corp.	620	212,313

		925,275

Diversified Telecommunication Services 0.9%

AT&T, Inc.(a)	137,407	2,645,085
Verizon Communications, Inc.	80,933	3,147,484

		5,792,569

Electric Utilities 1.9%

Alliant Energy Corp.	5,000	267,000
American Electric Power Co., Inc.	9,991	909,081
Constellation Energy Corp.	6,303	494,785
Duke Energy Corp.	14,939	1,441,165
Edison International	7,362	519,684
Entergy Corp.	3,915	421,802
Evergy, Inc.	4,300	262,816
Eversource Energy	6,600	516,516
Exelon Corp.	19,312	808,980
FirstEnergy Corp.	10,777	431,727
NextEra Energy, Inc.	38,328	2,954,322
NRG Energy, Inc.	4,800	164,592

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

PG&E Corp.*	31,600	$510,972
Pinnacle West Capital Corp.	2,300	182,252
PPL Corp.	14,252	396,063
Southern Co. (The)	20,815	1,448,308
Xcel Energy, Inc.	10,683	720,461

		12,450,526

Electrical Equipment 0.5%

AMETEK, Inc.	4,300	624,919
Eaton Corp. PLC	7,693	1,318,119
Emerson Electric Co.	11,050	962,897
Generac Holdings, Inc.*	1,100	118,811
Rockwell Automation, Inc.	2,143	628,863

		3,653,609

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. (Class A Stock)	11,400	931,608
CDW Corp.	2,500	487,225
Corning, Inc.	14,997	529,094
Keysight Technologies, Inc.*	3,400	549,032
TE Connectivity Ltd.	6,150	806,573
Teledyne Technologies, Inc.*	908	406,203
Trimble, Inc.*	4,700	246,374
Zebra Technologies Corp. (Class A Stock)*	1,020	324,360

		4,280,469

Energy Equipment & Services 0.4%

Baker Hughes Co.	19,345	558,297
Halliburton Co.	17,322	548,068
Schlumberger NV	27,232	1,337,091

		2,443,456

Entertainment 1.4%

Activision Blizzard, Inc.	13,700	1,172,583
Electronic Arts, Inc.	4,900	590,205
Live Nation Entertainment, Inc.*	2,800	196,000
Netflix, Inc.*(a)	8,450	2,919,306
Take-Two Interactive Software, Inc.*	3,000	357,900

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)

Walt Disney Co. (The)*(a)	35,136	$3,518,168
Warner Bros Discovery, Inc.*	43,585	658,133

		9,412,295

Financial Services 4.2%

Berkshire Hathaway, Inc. (Class B Stock)*	34,690	10,711,231
Fidelity National Information Services, Inc.	11,560	628,055
Fiserv, Inc.*	12,100	1,367,663
FleetCor Technologies, Inc.*	1,420	299,407
Global Payments, Inc.	4,994	525,569
Jack Henry & Associates, Inc.	1,300	195,936
Mastercard, Inc. (Class A Stock)	16,200	5,887,242
PayPal Holdings, Inc.*	21,930	1,665,364
Visa, Inc. (Class A Stock)(a)	31,250	7,045,625

		28,326,092

Food Products 1.1%

Archer-Daniels-Midland Co.	10,459	833,164
Bunge Ltd.	2,700	257,904
Campbell Soup Co.	3,947	217,006
Conagra Brands, Inc.	9,343	350,923
General Mills, Inc.	11,344	969,458
Hershey Co. (The)	2,716	690,978
Hormel Foods Corp.	5,400	215,352
J.M. Smucker Co. (The)	2,000	314,740
Kellogg Co.	4,970	332,791
Kraft Heinz Co. (The)	15,155	586,044
Lamb Weston Holdings, Inc.	2,700	282,204
McCormick & Co., Inc.	4,700	391,087
Mondelez International, Inc. (Class A Stock)	26,166	1,824,293
Tyson Foods, Inc. (Class A Stock)	5,700	338,124

		7,604,068

Gas Utilities 0.0%

Atmos Energy Corp.	2,700	303,372

Ground Transportation 0.8%

CSX Corp.	40,554	1,214,187
J.B. Hunt Transport Services, Inc.	1,550	271,963
Norfolk Southern Corp.	4,331	918,172

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)

Old Dominion Freight Line, Inc.	1,800	$613,512
Union Pacific Corp.	11,656	2,345,886

		5,363,720

Health Care Equipment & Supplies 2.8%

Abbott Laboratories	33,613	3,403,652
Align Technology, Inc.*	1,410	471,137
Baxter International, Inc.	9,874	400,490
Becton, Dickinson & Co.	5,465	1,352,806
Boston Scientific Corp.*	27,772	1,389,433
Cooper Cos., Inc. (The)	1,000	373,360
DENTSPLY SIRONA, Inc.	4,300	168,904
Dexcom, Inc.*	7,420	862,056
Edwards Lifesciences Corp.*	12,010	993,587
GE HealthCare Technologies, Inc.*	6,900	566,007
Hologic, Inc.*	4,700	379,290
IDEXX Laboratories, Inc.*	1,620	810,130
Insulet Corp.*	1,300	414,648
Intuitive Surgical, Inc.*	6,680	1,706,540
Medtronic PLC	25,615	2,065,081
ResMed, Inc.	2,890	632,881
STERIS PLC	1,900	363,432
Stryker Corp.	6,460	1,844,136
Teleflex, Inc.	900	227,979
Zimmer Biomet Holdings, Inc.	4,011	518,221

		18,943,770

Health Care Providers & Services 3.0%

AmerisourceBergen Corp.	3,060	489,937
Cardinal Health, Inc.	4,973	375,461
Centene Corp.*	10,808	683,174
Cigna Group (The)	5,768	1,473,897
CVS Health Corp.	24,746	1,838,875
DaVita, Inc.*	1,000	81,110
Elevance Health, Inc.	4,610	2,119,724
HCA Healthcare, Inc.(a)	4,000	1,054,720
Henry Schein, Inc.*	2,600	212,004
Humana, Inc.	2,380	1,155,395
Laboratory Corp. of America Holdings	1,700	390,014
McKesson Corp.	2,626	934,987
Molina Healthcare, Inc.*	1,000	267,490
Quest Diagnostics, Inc.	2,200	311,256

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

UnitedHealth Group, Inc.	17,878	$8,448,964
Universal Health Services, Inc. (Class B Stock)	1,170	148,707

		19,985,715

Health Care REITs 0.2%

Healthpeak Properties, Inc.	10,300	226,291
Ventas, Inc.	7,833	339,561
Welltower, Inc.	9,200	659,548

		1,225,400

Hotel & Resort REITs 0.0%

Host Hotels & Resorts, Inc.	14,036	231,454

Hotels, Restaurants & Leisure 2.1%

Booking Holdings, Inc.*(a)	740	1,962,783
Caesars Entertainment, Inc.*	4,300	209,883
Carnival Corp.*	19,400	196,910
Chipotle Mexican Grill, Inc.*	537	917,352
Darden Restaurants, Inc.	2,253	349,576
Domino’s Pizza, Inc.	700	230,909
Expedia Group, Inc.*	2,800	271,684
Hilton Worldwide Holdings, Inc.	5,060	712,802
Las Vegas Sands Corp.*	6,360	365,382
Marriott International, Inc. (Class A Stock)	5,140	853,446
McDonald’s Corp.	14,080	3,936,909
MGM Resorts International	6,200	275,404
Norwegian Cruise Line Holdings Ltd.*	8,400	112,980
Royal Caribbean Cruises Ltd.*	4,200	274,260
Starbucks Corp.	22,080	2,299,190
Wynn Resorts Ltd.*	2,000	223,820
Yum! Brands, Inc.	5,364	708,477

		13,901,767

Household Durables 0.3%

D.R. Horton, Inc.	6,000	586,140
Garmin Ltd.	2,900	292,668
Lennar Corp. (Class A Stock)	4,800	504,528
Mohawk Industries, Inc.*	940	94,207
Newell Brands, Inc.	7,927	98,612
NVR, Inc.*	55	306,470

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    19

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

PulteGroup, Inc.	4,311	$251,245
Whirlpool Corp.	1,085	143,242

		2,277,112

Household Products 1.4%

Church & Dwight Co., Inc.	4,800	424,368
Clorox Co. (The)	2,382	376,928
Colgate-Palmolive Co.	16,160	1,214,424
Kimberly-Clark Corp.	6,366	854,445
Procter & Gamble Co. (The)	45,263	6,730,155

		9,600,320

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	13,200	317,856

Industrial Conglomerates 0.8%

3M Co.	10,588	1,112,905
General Electric Co.	21,000	2,007,600
Honeywell International, Inc.	12,785	2,443,469

		5,563,974

Industrial REITs 0.3%

Prologis, Inc.	17,789	2,219,534

Insurance 2.1%

Aflac, Inc.	11,000	709,720
Allstate Corp. (The)	5,108	566,017
American International Group, Inc.	14,551	732,788
Aon PLC (Class A Stock)	3,889	1,226,163
Arch Capital Group Ltd.*	7,200	488,664
Arthur J. Gallagher & Co.	4,000	765,240
Assurant, Inc.	900	108,063
Brown & Brown, Inc.	4,600	264,132
Chubb Ltd.	7,853	1,524,895
Cincinnati Financial Corp.	2,907	325,817
Everest Re Group Ltd.	750	268,515
Globe Life, Inc.	1,733	190,665
Hartford Financial Services Group, Inc. (The)	6,053	421,834
Lincoln National Corp.	3,151	70,803
Loews Corp.	3,917	227,264
Marsh & McLennan Cos., Inc.	9,540	1,588,887
MetLife, Inc.	12,550	727,147

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Principal Financial Group, Inc.	4,500	$334,440
Progressive Corp. (The)	11,216	1,604,561
Prudential Financial, Inc.(g)	7,100	587,454
Travelers Cos., Inc. (The)	4,431	759,518
W.R. Berkley Corp.	3,900	242,814
Willis Towers Watson PLC	2,000	464,760

		14,200,161

Interactive Media & Services 4.7%

Alphabet, Inc. (Class A Stock)*(a)	114,300	11,856,339
Alphabet, Inc. (Class C Stock)*	99,640	10,362,560
Match Group, Inc.*	5,400	207,306
Meta Platforms, Inc. (Class A Stock)*(a)	42,660	9,041,360

		31,467,565

IT Services 1.2%

Accenture PLC (Class A Stock)	12,090	3,455,443
Akamai Technologies, Inc.*	3,100	242,730
Cognizant Technology Solutions Corp. (Class A Stock)	9,900	603,207
DXC Technology Co.*	4,459	113,972
EPAM Systems, Inc.*	1,100	328,900
Gartner, Inc.*	1,570	511,459
International Business Machines Corp.	17,274	2,264,449
VeriSign, Inc.*	1,680	355,034

		7,875,194

Leisure Products 0.0%

Hasbro, Inc.	2,554	137,124

Life Sciences Tools & Services 1.8%

Agilent Technologies, Inc.	5,598	774,427
Bio-Rad Laboratories, Inc. (Class A Stock)*	450	215,559
Bio-Techne Corp.	2,880	213,667
Charles River Laboratories International, Inc.*	850	171,547
Danaher Corp.	12,520	3,155,541
Illumina, Inc.*	3,030	704,627
IQVIA Holdings, Inc.*	3,510	698,104
Mettler-Toledo International, Inc.*	420	642,688
PerkinElmer, Inc.	2,370	315,826
Thermo Fisher Scientific, Inc.	7,512	4,329,691

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    21

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Waters Corp.*	1,020	$315,823
West Pharmaceutical Services, Inc.	1,440	498,917

		12,036,417

Machinery 1.8%

Caterpillar, Inc.	9,996	2,287,485
Cummins, Inc.	2,606	622,521
Deere & Co.	5,130	2,118,074
Dover Corp.	2,562	389,270
Fortive Corp.	6,850	466,965
IDEX Corp.	1,400	323,442
Illinois Tool Works, Inc.	5,286	1,286,877
Ingersoll Rand, Inc.	7,829	455,491
Nordson Corp.	1,100	244,486
Otis Worldwide Corp.	8,164	689,042
PACCAR, Inc.	10,146	742,687
Parker-Hannifin Corp.	2,468	829,520
Pentair PLC	3,146	173,879
Snap-on, Inc.	942	232,570
Stanley Black & Decker, Inc.	2,888	232,715
Westinghouse Air Brake Technologies Corp.	3,460	349,668
Xylem, Inc.	3,350	350,745

		11,795,437

Media 0.8%

Charter Communications, Inc. (Class A Stock)*	2,090	747,405
Comcast Corp. (Class A Stock)	81,020	3,071,468
DISH Network Corp. (Class A Stock)*	5,333	49,757
Fox Corp. (Class A Stock)	5,866	199,737
Fox Corp. (Class B Stock)	2,666	83,473
Interpublic Group of Cos., Inc. (The)	7,888	293,749
News Corp. (Class A Stock)	7,375	127,366
News Corp. (Class B Stock)	2,700	47,061
Omnicom Group, Inc.	3,934	371,134
Paramount Global (Class B Stock)	10,497	234,188

		5,225,338

Metals & Mining 0.5%

Freeport-McMoRan, Inc.(a)	27,542	1,126,743
Newmont Corp.	15,597	764,565

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Nucor Corp.	4,912	$758,757
Steel Dynamics, Inc.	3,200	361,792

		3,011,857

Multi-Utilities 0.8%

Ameren Corp.	5,069	437,911
CenterPoint Energy, Inc.	12,179	358,793
CMS Energy Corp.	5,600	343,728
Consolidated Edison, Inc.	6,851	655,435
Dominion Energy, Inc.	16,050	897,356
DTE Energy Co.	3,787	414,828
NiSource, Inc.	8,000	223,680
Public Service Enterprise Group, Inc.	9,694	605,390
Sempra Energy	5,978	903,635
WEC Energy Group, Inc.	6,133	581,347

		5,422,103

Office REITs 0.1%

Alexandria Real Estate Equities, Inc.	2,900	364,211
Boston Properties, Inc.	2,880	155,866

		520,077

Oil, Gas & Consumable Fuels 4.2%

APA Corp.	6,148	221,697
Chevron Corp.	34,247	5,587,740
ConocoPhillips	23,581	2,339,471
Coterra Energy, Inc.	15,400	377,916
Devon Energy Corp.	12,500	632,625
Diamondback Energy, Inc.	3,580	483,909
EOG Resources, Inc.	11,300	1,295,319
EQT Corp.	7,300	232,943
Exxon Mobil Corp.	79,152	8,679,808
Hess Corp.	5,234	692,667
Kinder Morgan, Inc.	38,380	672,034
Marathon Oil Corp.	12,178	291,785
Marathon Petroleum Corp.(a)	8,776	1,183,268
Occidental Petroleum Corp.	13,879	866,466
ONEOK, Inc.	8,500	540,090
Phillips 66	9,028	915,259
Pioneer Natural Resources Co.	4,500	919,080
Targa Resources Corp.	4,400	320,980

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    23

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Valero Energy Corp.	7,300	$1,019,080
Williams Cos., Inc. (The)	23,892	713,415

		27,985,552

Passenger Airlines 0.2%

Alaska Air Group, Inc.*	2,500	104,900
American Airlines Group, Inc.*	12,750	188,062
Delta Air Lines, Inc.*	12,500	436,500
Southwest Airlines Co.	11,474	373,364
United Airlines Holdings, Inc.*	6,400	283,200

		1,386,026

Personal Care Products 0.2%

Estee Lauder Cos., Inc. (The) (Class A Stock)	4,370	1,077,030

Pharmaceuticals 4.1%

Bristol-Myers Squibb Co.	40,979	2,840,255
Catalent, Inc.*	3,400	223,414
Eli Lilly & Co.	15,097	5,184,612
Johnson & Johnson	50,109	7,766,895
Merck & Co., Inc.(a)	48,693	5,180,448
Organon & Co.	5,509	129,572
Pfizer, Inc.	107,763	4,396,730
Viatris, Inc.	23,799	228,946
Zoetis, Inc.(a)	9,000	1,497,960

		27,448,832

Professional Services 0.8%

Automatic Data Processing, Inc.	7,848	1,747,200
Broadridge Financial Solutions, Inc.	2,300	337,111
CoStar Group, Inc.*	7,900	543,915
Equifax, Inc.	2,330	472,617
Jacobs Solutions, Inc.	2,500	293,775
Leidos Holdings, Inc.	2,600	239,356
Paychex, Inc.	6,225	713,323
Robert Half International, Inc.	2,000	161,140
Verisk Analytics, Inc.	2,930	562,150

		5,070,587

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	6,000	436,860

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 0.3%

AvalonBay Communities, Inc.	2,711	$455,610
Camden Property Trust	2,000	209,680
Equity Residential	6,600	396,000
Essex Property Trust, Inc.	1,300	271,882
Invitation Homes, Inc.	11,300	352,899
Mid-America Apartment Communities, Inc.	2,170	327,757
UDR, Inc.	6,200	254,572

		2,268,400

Retail REITs 0.3%

Federal Realty Investment Trust	1,300	128,479
Kimco Realty Corp.	12,300	240,219
Realty Income Corp.	12,200	772,504
Regency Centers Corp.	2,900	177,422
Simon Property Group, Inc.	6,189	692,982

		2,011,606

Semiconductors & Semiconductor Equipment 6.4%

Advanced Micro Devices, Inc.*(a)	31,028	3,041,054
Analog Devices, Inc.	9,616	1,896,468
Applied Materials, Inc.	16,088	1,976,089
Broadcom, Inc.	8,009	5,138,094
Enphase Energy, Inc.*	2,520	529,906
First Solar, Inc.*	1,800	391,500
Intel Corp.	79,548	2,598,833
KLA Corp.	2,730	1,089,734
Lam Research Corp.	2,572	1,363,469
Microchip Technology, Inc.	10,620	889,744
Micron Technology, Inc.	21,016	1,268,105
Monolithic Power Systems, Inc.	890	445,481
NVIDIA Corp.(a)	47,240	13,121,855
NXP Semiconductors NV (China)	4,860	906,268
ON Semiconductor Corp.*	8,200	675,024
Qorvo, Inc.*	1,871	190,037
QUALCOMM, Inc.	21,300	2,717,454
Skyworks Solutions, Inc.	3,100	365,738
SolarEdge Technologies, Inc.*	1,100	334,345
Teradyne, Inc.	3,000	322,530
Texas Instruments, Inc.(a)	17,352	3,227,645

		42,489,373

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    25

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Software 9.4%

Adobe, Inc.*	8,780	$3,383,549
ANSYS, Inc.*	1,700	565,760
Autodesk, Inc.*	4,190	872,190
Cadence Design Systems, Inc.*	5,300	1,113,477
Ceridian HCM Holding, Inc.*	2,900	212,338
Fair Isaac Corp.*	480	337,291
Fortinet, Inc.*	12,700	844,042
Gen Digital, Inc.	11,517	197,632
Intuit, Inc.	5,450	2,429,773
Microsoft Corp.	143,012	41,230,360
Oracle Corp.	29,590	2,749,503
Paycom Software, Inc.*	950	288,809
PTC, Inc.*	2,000	256,460
Roper Technologies, Inc.	2,000	881,380
Salesforce, Inc.*(a)	19,160	3,827,785
ServiceNow, Inc.*	3,900	1,812,408
Synopsys, Inc.*(a)	2,900	1,120,125
Tyler Technologies, Inc.*	820	290,805

		62,413,687

Specialized REITs 1.2%

American Tower Corp.	8,950	1,828,843
Crown Castle, Inc.	8,300	1,110,872
Digital Realty Trust, Inc.	5,600	550,536
Equinix, Inc.	1,786	1,287,777
Extra Space Storage, Inc.	2,500	407,325
Iron Mountain, Inc.	5,505	291,270
Public Storage	3,000	906,420
SBA Communications Corp.	2,000	522,140
VICI Properties, Inc.	19,000	619,780
Weyerhaeuser Co.	14,139	426,008

		7,950,971

Specialty Retail 2.1%

Advance Auto Parts, Inc.	1,050	127,690
AutoZone, Inc.*	360	884,934
Bath & Body Works, Inc.	4,222	154,441
Best Buy Co., Inc.	3,700	289,599
CarMax, Inc.*	2,900	186,412
Home Depot, Inc. (The)	19,564	5,773,728
Lowe’s Cos., Inc.	11,666	2,332,850
O’Reilly Automotive, Inc.*	1,200	1,018,776
Ross Stores, Inc.	6,500	689,845

See Notes to Financial Statements.

26

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

TJX Cos., Inc. (The)	22,328	$1,749,622
Tractor Supply Co.	2,000	470,080
Ulta Beauty, Inc.*	980	534,757

		14,212,734

Technology Hardware, Storage & Peripherals 7.3%

Apple, Inc.	285,562	47,089,174
Hewlett Packard Enterprise Co.	25,202	401,468
HP, Inc.	17,102	501,943
NetApp, Inc.	4,300	274,555
Seagate Technology Holdings PLC	3,700	244,644
Western Digital Corp.*	6,225	234,496

		48,746,280

Textiles, Apparel & Luxury Goods 0.5%

NIKE, Inc. (Class B Stock)(a)	23,974	2,940,171
Ralph Lauren Corp.	700	81,669
Tapestry, Inc.	4,500	193,995
VF Corp.	6,936	158,904

		3,374,739

Tobacco 0.7%

Altria Group, Inc.(a)	34,379	1,533,991
Philip Morris International, Inc.	29,779	2,896,008

		4,429,999

Trading Companies & Distributors 0.3%

Fastenal Co.	11,100	598,734
United Rentals, Inc.	1,350	534,276
W.W. Grainger, Inc.	864	595,132

		1,728,142

Water Utilities 0.1%

American Water Works Co., Inc.	3,700	542,013

Wireless Telecommunication Services 0.2%

T-Mobile US, Inc.*(a)	11,270	1,632,347

TOTAL COMMON STOCKS
(cost $129,816,900)		659,450,928

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    27

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description			Shares	Value

EXCHANGE-TRADED FUND 0.2%
iShares Core S&P 500 ETF (cost $633,898)			3,100	$1,274,348

			Units

RIGHTS* 0.0%

Health Care Equipment & Supplies

ABIOMED, Inc., expiring 12/31/23^ (cost $0)			900	—

TOTAL LONG-TERM INVESTMENTS (cost $130,450,798)				660,725,276

			Shares

SHORT-TERM INVESTMENTS 10.0%

AFFILIATED MUTUAL FUNDS 9.9%
PGIM Core Government Money Market Fund(wi)			5,708,741	5,708,741
PGIM Institutional Money Market Fund
(cost $60,017,151; includes $59,798,893 of cash collateral for securities on loan)(b)(wi)			60,045,048	60,015,025

TOTAL AFFILIATED MUTUAL FUNDS (cost $65,725,892)				65,723,766

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $693,438)	4.552%	06/15/23	700	693,418

TOTAL SHORT-TERM INVESTMENTS (cost $66,419,330)				66,417,184

TOTAL INVESTMENTS 109.0% (cost $196,870,128)				727,142,460
Liabilities in excess of other assets(z) (9.0)%				(59,967,885)

NET ASSETS 100.0%				$667,174,575

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

See Notes to Financial Statements.

28

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,679,553; cash collateral of $59,798,893 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
35 S&P 500 E-Mini Index		Jun. 2023	$7,241,063	$423,666

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$693,418

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    29

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,633,995	$—	$—
Air Freight & Logistics	4,319,109	—	—
Automobile Components	805,081	—	—
Automobiles	12,649,333	—	—
Banks	20,677,762	—	—
Beverages	12,016,952	—	—
Biotechnology	15,091,864	—	—
Broadline Retail	18,387,764	—	—
Building Products	2,903,946	—	—
Capital Markets	18,570,252	—	—
Chemicals	11,830,025	—	—
Commercial Services & Supplies	3,225,351	—	—
Communications Equipment	6,216,737	—	—
Construction & Engineering	449,928	—	—
Construction Materials	854,972	—	—
Consumer Finance	3,379,508	—	—
Consumer Staples Distribution & Retail	13,032,471	—	—
Containers & Packaging	1,687,074	—	—
Distributors	925,275	—	—
Diversified Telecommunication Services	5,792,569	—	—
Electric Utilities	12,450,526	—	—
Electrical Equipment	3,653,609	—	—
Electronic Equipment, Instruments & Components	4,280,469	—	—
Energy Equipment & Services	2,443,456	—	—
Entertainment	9,412,295	—	—
Financial Services	28,326,092	—	—
Food Products	7,604,068	—	—
Gas Utilities	303,372	—	—
Ground Transportation	5,363,720	—	—
Health Care Equipment & Supplies	18,943,770	—	—
Health Care Providers & Services	19,985,715	—	—
Health Care REITs	1,225,400	—	—
Hotel & Resort REITs	231,454	—	—
Hotels, Restaurants & Leisure	13,901,767	—	—
Household Durables	2,277,112	—	—
Household Products	9,600,320	—	—
Independent Power & Renewable Electricity Producers	317,856	—	—
Industrial Conglomerates	5,563,974	—	—
Industrial REITs	2,219,534	—	—
Insurance	14,200,161	—	—
Interactive Media & Services	31,467,565	—	—
IT Services	7,875,194	—	—
Leisure Products	137,124	—	—
Life Sciences Tools & Services	12,036,417	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Machinery	$11,795,437	$—	$—
Media	5,225,338	—	—
Metals & Mining	3,011,857	—	—
Multi-Utilities	5,422,103	—	—
Office REITs	520,077	—	—
Oil, Gas & Consumable Fuels	27,985,552	—	—
Passenger Airlines	1,386,026	—	—
Personal Care Products	1,077,030	—	—
Pharmaceuticals	27,448,832	—	—
Professional Services	5,070,587	—	—
Real Estate Management & Development	436,860	—	—
Residential REITs	2,268,400	—	—
Retail REITs	2,011,606	—	—
Semiconductors & Semiconductor Equipment	42,489,373	—	—
Software	62,413,687	—	—
Specialized REITs	7,950,971	—	—
Specialty Retail	14,212,734	—	—
Technology Hardware, Storage & Peripherals	48,746,280	—	—
Textiles, Apparel & Luxury Goods	3,374,739	—	—
Tobacco	4,429,999	—	—
Trading Companies & Distributors	1,728,142	—	—
Water Utilities	542,013	—	—
Wireless Telecommunication Services	1,632,347	—	—
Exchange-Traded Fund	1,274,348	—	—
Rights
Health Care Equipment & Supplies	—	—	—
Short-Term Investments
Affiliated Mutual Funds	65,723,766	—	—
U.S. Treasury Obligation	—	693,418	—

Total	$726,449,042	$693,418	$—

Other Financial Instruments*
Assets
Futures Contracts	$423,666	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    31

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2023 were as follows:

Affiliated Mutual Funds (9.0% represents investments purchased with collateral from securities on loan)	9.9%
Software	9.4
Technology Hardware, Storage & Peripherals	7.3
Semiconductors & Semiconductor Equipment	6.4
Interactive Media & Services	4.7
Financial Services	4.2
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	4.1
Banks	3.1
Health Care Providers & Services	3.0
Health Care Equipment & Supplies	2.8
Capital Markets	2.8
Broadline Retail	2.8
Biotechnology	2.3
Specialty Retail	2.1
Insurance	2.1
Hotels, Restaurants & Leisure	2.1
Consumer Staples Distribution & Retail	2.0
Automobiles	1.9
Electric Utilities	1.9
Life Sciences Tools & Services	1.8
Beverages	1.8
Chemicals	1.8
Machinery	1.8
Aerospace & Defense	1.7
Household Products	1.4
Entertainment	1.4
Specialized REITs	1.2
IT Services	1.2
Food Products	1.1
Communications Equipment	0.9
Diversified Telecommunication Services	0.9
Industrial Conglomerates	0.8
Multi-Utilities	0.8
Ground Transportation	0.8
Media	0.8
Professional Services	0.8
Tobacco	0.7
Air Freight & Logistics	0.6

Electronic Equipment, Instruments & Components	0.6%
Electrical Equipment	0.5
Consumer Finance	0.5
Textiles, Apparel & Luxury Goods	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Building Products	0.4
Energy Equipment & Services	0.4
Household Durables	0.3
Residential REITs	0.3
Industrial REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Wireless Telecommunication Services	0.2
Passenger Airlines	0.2
Exchange-Traded Fund	0.2
Health Care REITs	0.2
Personal Care Products	0.2
Distributors	0.1
Construction Materials	0.1
Automobile Components	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1
Office REITs	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.1
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*

	109.0
Liabilities in excess of other assets	(9.0)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

32

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$423,666	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(228,189)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$1,512,269

For the six months ended March 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,787,913

*	Average volume is based on average quarter end balances as noted for the six months ended March 31, 2023.

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    33

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$59,679,553	$(59,679,553)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

34

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2023

Assets

Investments at value, including securities on loan of $59,679,553:
Unaffiliated investments (cost $130,925,023)	$660,831,240
Affiliated investments (cost $65,945,105)	66,311,220
Cash	30,554
Receivable for investments sold	556,912
Dividends and interest receivable	470,835
Receivable for Fund shares sold	352,713
Due from broker—variation margin futures	101,063
Prepaid expenses and other assets	22,281

Total Assets	728,676,818

Liabilities

Payable to broker for collateral for securities on loan	59,798,893
Payable for Fund shares purchased	1,216,121
Accrued expenses and other liabilities	307,373
Distribution fee payable	102,809
Management fee payable	43,916
Affiliated transfer agent fee payable	33,131

Total Liabilities	61,502,243

Net Assets	$667,174,575

Net assets were comprised of:
Shares of beneficial interest, at par	$18,738
Paid-in capital in excess of par	93,696,027
Total distributable earnings (loss)	573,459,810

Net assets, March 31, 2023	$667,174,575

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    35

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2023

Class A

Net asset value and redemption price per share, ($268,390,629 ÷ 7,562,082 shares of beneficial interest issued and outstanding)	$35.49
Maximum sales charge (3.25% of offering price)	1.19

Maximum offering price to public	$36.68

Class C

Net asset value, offering price and redemption price per share, ($43,644,510 ÷ 1,254,904 shares of beneficial interest issued and outstanding)	$34.78

Class I

Net asset value, offering price and redemption price per share, ($119,675,891 ÷ 3,344,007 shares of beneficial interest issued and outstanding)	$35.79

Class Z

Net asset value, offering price and redemption price per share, ($174,850,524 ÷ 4,884,602 shares of beneficial interest issued and outstanding)	$35.80

Class R6

Net asset value, offering price and redemption price per share, ($60,613,021 ÷ 1,692,258 shares of beneficial interest issued and outstanding)	$35.82

See Notes to Financial Statements.

36

Statement of Operations  (unaudited)

Six Months Ended March 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,406 foreign withholding tax)	$5,922,618
Affiliated dividend income	32,598
Affiliated income from securities lending, net	17,814
Interest income	12,515

Total income	5,985,545

Expenses
Management fee	498,246
Distribution fee(a)	623,477
Transfer agent’s fees and expenses (including affiliated expense of $66,800)(a)	330,056
Custodian and accounting fees	37,650
Registration fees(a)	31,494
Shareholders’ reports	21,596
Professional fees	12,279
Audit fee	12,141
Trustees’ fees	9,805
Miscellaneous	15,905

Total expenses	1,592,649
Less: Fee waiver and/or expense reimbursement(a)	(232,515)

Net expenses	1,360,134

Net investment income (loss)	4,625,411

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $45,204)	40,025,846
Futures transactions	(228,189)

39,797,657

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(69,726))	48,560,101
Futures	1,512,269

50,072,370

Net gain (loss) on investment transactions	89,870,027

Net Increase (Decrease) In Net Assets Resulting From Operations	$94,495,438

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	394,221	229,256	—	—	—
Transfer agent’s fees and expenses	150,015	24,235	42,881	112,332	593
Registration fees	9,988	6,437	4,718	4,842	5,509
Fee waiver and/or expense reimbursement	(91,985)	(16,048)	(42,881)	(60,487)	(21,114)

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    37

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,625,411	$8,804,667
Net realized gain (loss) on investment transactions	39,797,657	85,188,566
Net change in unrealized appreciation (depreciation) on investments	50,072,370	(212,387,586)

Net increase (decrease) in net assets resulting from operations	94,495,438	(118,394,353)

Dividends and Distributions
Distributions from distributable earnings
Class A	(36,264,271)	(35,916,717)
Class C	(6,097,928)	(6,999,155)
Class I	(17,888,896)	(19,639,235)
Class Z	(24,479,615)	(29,447,083)
Class R6	(8,627,624)	(3,459,618)

	(93,358,334)	(95,461,808)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	30,419,005	132,481,534
Net asset value of shares issued in reinvestment of dividends and distributions	92,986,387	95,106,775
Cost of shares purchased	(91,761,466)	(247,306,418)

Net increase (decrease) in net assets from Fund share transactions	31,643,926	(19,718,109)

Total increase (decrease)	32,781,030	(233,574,270)

Net Assets:

Beginning of period	634,393,545	867,967,815

End of period	$667,174,575	$634,393,545

See Notes to Financial Statements.

38

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.72		$47.35	$47.07	$48.46	$57.19	$51.67
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.42	0.42	0.60	0.70	0.73
Net realized and unrealized gain (loss) on investment transactions	4.87		(6.76)	11.36	6.00	(0.04)	7.91
Total from investment operations	5.10		(6.34)	11.78	6.60	0.66	8.64
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.40)	(0.72)	(0.59)	(1.04)	(0.70)
Distributions from net realized gains	(4.88)		(4.89)	(10.78)	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(5.33)		(5.29)	(11.50)	(7.99)	(9.39)	(3.12)
Net asset value, end of period	$35.49		$35.72	$47.35	$47.07	$48.46	$57.19
Total Return(b):	15.33%		(15.91)%	29.24%	14.72%	3.75%	17.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$268,391		$248,714	$337,161	$295,551	$287,076	$276,785
Average net assets (000)	$263,536		$313,531	$331,222	$285,833	$266,336	$272,887
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.53	%(d)	0.52%	0.52%	0.53%	0.54%	0.52%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.59%	0.59%	0.60%	0.61%	0.59%
Net investment income (loss)	1.27	%(d)	0.97%	0.92%	1.35%	1.48%	1.36%
Portfolio turnover rate(e)	1%		3%	5%	2%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    39

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.95		$46.45	$46.37	$47.92	$56.50	$51.19
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.12	0.12	0.30	0.39	0.37
Net realized and unrealized gain (loss) on investment transactions	4.77		(6.63)	11.17	5.92	(0.02)	7.83
Total from investment operations	4.87		(6.51)	11.29	6.22	0.37	8.20
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.10)	(0.43)	(0.37)	(0.60)	(0.47)
Distributions from net realized gains	(4.88)		(4.89)	(10.78)	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(5.04)		(4.99)	(11.21)	(7.77)	(8.95)	(2.89)
Net asset value, end of period	$34.78		$34.95	$46.45	$46.37	$47.92	$56.50
Total Return(b):	14.92%		(16.48)%	28.37%	13.98%	3.08%	16.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,645		$46,543	$66,318	$66,347	$70,382	$108,459
Average net assets (000)	$45,977		$61,900	$67,968	$67,889	$84,898	$102,726
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25	%(d)	1.21%	1.19%	1.20%	1.19%	1.18%
Expenses before waivers and/or expense reimbursement	1.32	%(d)	1.28%	1.26%	1.27%	1.26%	1.25%
Net investment income (loss)	0.55	%(d)	0.28%	0.26%	0.69%	0.84%	0.70%
Portfolio turnover rate(e)	1%		3%	5%	2%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class I Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$36.06		$47.75	$47.38	$48.70	$57.50	$51.89
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.57	0.58	0.77	0.87	0.91
Net realized and unrealized gain (loss) on investment transactions	4.92		(6.81)	11.44	6.03	(0.06)	7.95
Total from investment operations	5.21		(6.24)	12.02	6.80	0.81	8.86
Less Dividends and Distributions:
Dividends from net investment income	(0.60)		(0.56)	(0.87)	(0.72)	(1.26)	(0.83)
Distributions from net realized gains	(4.88)		(4.89)	(10.78)	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(5.48)		(5.45)	(11.65)	(8.12)	(9.61)	(3.25)
Net asset value, end of period	$35.79		$36.06	$47.75	$47.38	$48.70	$57.50
Total Return(b):	15.53%		(15.63)%	29.69%	15.11%	4.12%	17.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,676		$120,778	$172,635	$142,746	$228,063	$290,252
Average net assets (000)	$122,855		$161,968	$164,271	$204,880	$239,501	$289,170
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.19%	0.19%	0.19%	0.19%	0.18%
Expenses before waivers and/or expense reimbursement	0.26	%(d)	0.26%	0.26%	0.26%	0.26%	0.25%
Net investment income (loss)	1.61	%(d)	1.30%	1.26%	1.72%	1.83%	1.69%
Portfolio turnover rate(e)	1%		3%	5%	2%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    41

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$36.05		$47.74	$47.37	$48.70	$57.49	$51.88
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.55	0.56	0.74	0.84	0.88
Net realized and unrealized gain (loss) on investment transactions	4.92		(6.82)	11.44	6.02	(0.05)	7.95
Total from investment operations	5.20		(6.27)	12.00	6.76	0.79	8.83
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.53)	(0.85)	(0.69)	(1.23)	(0.80)
Distributions from net realized gains	(4.88)		(4.89)	(10.78)	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(5.45)		(5.42)	(11.63)	(8.09)	(9.58)	(3.22)
Net asset value, end of period	$35.80		$36.05	$47.74	$47.37	$48.70	$57.49
Total Return(b):	15.51%		(15.68)%	29.62%	15.03%	4.05%	17.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174,851		$160,674	$265,893	$244,155	$289,780	$370,188
Average net assets (000)	$173,294		$238,154	$263,618	$253,908	$315,161	$392,699
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.24%	0.24%	0.25%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	0.32	%(d)	0.31%	0.31%	0.32%	0.32%	0.31%
Net investment income (loss)	1.55	%(d)	1.24%	1.20%	1.64%	1.78%	1.63%
Portfolio turnover rate(e)	1%		3%	5%	2%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R6 Shares
	Six Months
	Ended						November 28, 2017(a)
	March 31,		Year Ended September 30,				through September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$36.09		$47.78	$47.40	$48.72	$57.52	$54.26
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.60	0.58	0.75	0.86	0.70
Net realized and unrealized gain (loss) on investment transactions	4.93		(6.83)	11.46	6.05	(0.05)	5.79
Total from investment operations	5.23		(6.23)	12.04	6.80	0.81	6.49
Less Dividends and Distributions:
Dividends from net investment income	(0.62)		(0.57)	(0.88)	(0.72)	(1.26)	(0.81)
Distributions from net realized gains	(4.88)		(4.89)	(10.78)	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(5.50)		(5.46)	(11.66)	(8.12)	(9.61)	(3.23)
Net asset value, end of period	$35.82		$36.09	$47.78	$47.40	$48.72	$57.52
Total Return(c):	15.58%		(15.59)%	29.72%	15.12%	4.12%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,613		$57,685	$25,961	$13,960	$10,929	$97
Average net assets (000)	$60,490		$38,530	$19,506	$12,526	$8,080	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.13	%(e)	0.14%	0.16%	0.18%	0.18%	0.18%(e)
Expenses before waivers and/or expense reimbursement	0.20	%(e)	0.21%	0.23%	0.30%	0.39%	146.02%(e)
Net investment income (loss)	1.67	%(e)	1.39%	1.25%	1.69%	1.85%	1.55%(e)
Portfolio turnover rate(f)	1%		3%	5%	2%	3%	2%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    43

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Stock Index Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

44

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

PGIM Quant Solutions Stock Index Fund    45

Notes to Financial Statements  (unaudited) (continued)

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the

46

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

PGIM Quant Solutions Stock Index Fund    47

Notes to Financial Statements  (unaudited) (continued)

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2024 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2024, to limit transfer agency, shareholder servicing, sub-transfer

48

agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
I	N/A	N/A
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended March 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Quant Solutions Stock Index Fund    49

Notes to Financial Statements  (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$21,755	$ —
C	—	804

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2023, no 17a-7 transactions were entered into by the Fund.

50

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$5,045,786	$59,731,848

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended March 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)
$ 677,662	$ —	$ 77,133	$(65,508)	$52,433	$ 587,454	7,100	$17,995

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
—	9,272,313	3,563,572	—	—	5,708,741	5,708,741	14,603

PGIM Institutional Money Market Fund(1)(b)(wi)
9,714,439	266,771,160	216,459,127	(4,218)	(7,229)	60,015,025	60,045,048	17,814	(2)
$ 9,714,439	$276,043,473	$220,022,699	$ (4,218)	$ (7,229)	$65,723,766		$32,417
$10,392,101	$276,043,473	$220,099,832	$(69,726)	$45,204	$66,311,220		$50,412

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$199,587,570	$537,346,918	$(9,368,362)	$527,978,556

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Quant Solutions Stock Index Fund    51

Notes to Financial Statements  (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

As of March 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	56,763	1.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	43.3

52

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2023:
Shares sold	96,696	$3,465,593
Shares issued in reinvestment of dividends and distributions	1,084,728	35,969,576
Shares purchased	(672,941)	(23,957,003)
Net increase (decrease) in shares outstanding before conversion	508,483	15,478,166
Shares issued upon conversion from other share class(es)	97,925	3,440,683
Shares purchased upon conversion into other share class(es)	(6,825)	(245,363)
Net increase (decrease) in shares outstanding	599,583	$18,673,486

Year ended September 30, 2022:
Shares sold	344,313	$15,011,045
Shares issued in reinvestment of dividends and distributions	772,674	35,651,156
Shares purchased	(1,361,487)	(60,976,339)
Net increase (decrease) in shares outstanding before conversion	(244,500)	(10,314,138)
Shares issued upon conversion from other share class(es)	102,104	4,437,782
Shares purchased upon conversion into other share class(es)	(15,321)	(647,100)
Net increase (decrease) in shares outstanding	(157,717)	$(6,523,456)

Class C
Six months ended March 31, 2023:
Shares sold	50,529	$1,766,718
Shares issued in reinvestment of dividends and distributions	187,190	6,094,916
Shares purchased	(213,479)	(7,566,638)
Net increase (decrease) in shares outstanding before conversion	24,240	294,996
Shares purchased upon conversion into other share class(es)	(101,138)	(3,482,274)
Net increase (decrease) in shares outstanding	(76,898)	$(3,187,278)

Year ended September 30, 2022:
Shares sold	143,057	$6,097,701
Shares issued in reinvestment of dividends and distributions	153,894	6,983,703
Shares purchased	(280,958)	(11,637,956)
Net increase (decrease) in shares outstanding before conversion	15,993	1,443,448
Shares purchased upon conversion into other share class(es)	(111,876)	(4,762,446)
Net increase (decrease) in shares outstanding	(95,883)	$(3,318,998)

Class I
Six months ended March 31, 2023:
Shares sold	174,551	$6,447,215
Shares issued in reinvestment of dividends and distributions	535,437	17,883,604
Shares purchased	(718,656)	(25,185,702)
Net increase (decrease) in shares outstanding before conversion	(8,668)	(854,883)
Shares issued upon conversion from other share class(es)	3,199	111,292
Net increase (decrease) in shares outstanding	(5,469)	$(743,591)

PGIM Quant Solutions Stock Index Fund    53

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2022:
Shares sold	429,548	$19,304,769
Shares issued in reinvestment of dividends and distributions	422,676	19,633,303
Shares purchased	(1,116,903)	(47,709,178)
Net increase (decrease) in shares outstanding before conversion	(264,679)	(8,771,106)
Shares issued upon conversion from other share class(es)	2,622	110,558
Shares purchased upon conversion into other share class(es)	(4,057)	(186,504)
Net increase (decrease) in shares outstanding	(266,114)	$(8,847,052)

Class Z
Six months ended March 31, 2023:
Shares sold	393,853	$14,429,722
Shares issued in reinvestment of dividends and distributions	730,421	24,410,667
Shares purchased	(701,222)	(25,045,658)
Net increase (decrease) in shares outstanding before conversion	423,052	13,794,731
Shares issued upon conversion from other share class(es)	7,534	270,834
Shares purchased upon conversion into other share class(es)	(2,904)	(99,373)
Net increase (decrease) in shares outstanding	427,682	$13,966,192

Year ended September 30, 2022:
Shares sold	1,024,883	$44,546,538
Shares issued in reinvestment of dividends and distributions	632,350	29,378,995
Shares purchased	(2,792,609)	(118,593,490)
Net increase (decrease) in shares outstanding before conversion	(1,135,376)	(44,667,957)
Shares issued upon conversion from other share class(es)	24,637	1,081,177
Shares purchased upon conversion into other share class(es)	(2,151)	(102,846)
Net increase (decrease) in shares outstanding	(1,112,890)	$(43,689,626)

Class R6
Six months ended March 31, 2023:
Shares sold	119,530	$4,309,757
Shares issued in reinvestment of dividends and distributions	258,080	8,627,624
Shares purchased	(283,785)	(10,006,465)
Net increase (decrease) in shares outstanding before conversion	93,825	2,930,916
Shares issued upon conversion from other share class(es)	115	4,201
Net increase (decrease) in shares outstanding	93,940	$2,935,117

54

Share Class	Shares	Amount

Year ended September 30, 2022:
Shares sold	1,172,287	$47,521,481
Shares issued in reinvestment of dividends and distributions	74,448	3,459,618
Shares purchased	(193,491)	(8,389,455)
Net increase (decrease) in shares outstanding before conversion	1,053,244	42,591,644
Shares issued upon conversion from other share class(es)	1,722	69,379
Net increase (decrease) in shares outstanding	1,054,966	$42,661,023

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2023. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $2,973,667, borrowed at a weighted average interest rate of 5.40%. The maximum loan outstanding amount during the period was $6,776,000. At March 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Stock Index Fund    55

Notes to Financial Statements  (unaudited) (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

56

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Quant Solutions Stock Index Fund    57

Notes to Financial Statements  (unaudited) (continued)

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

58

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Stock Index Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Russ Shupak, Treasurer and Principal Accounting Officer • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS STOCK INDEX FUND

SHARE CLASS	A	C	I	Z	R6

NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX

CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

MF174E2

PGIM SECURITIZED CREDIT FUND

SEMIANNUAL REPORT

MARCH 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Securitized Credit Fund informative and useful. The report covers performance for the six-month period ended March 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Securitized Credit Fund

May 15, 2023

PGIM Securitized Credit Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/23 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	3.25	-1.77	1.52	2.82 (11/16/2015)

Class C	2.76	-0.29	1.41	2.49 (11/16/2015)

Class Z	3.38	1.68	2.45	3.54 (11/16/2015)

Class R6	3.41	1.73	2.50	3.59 (11/16/2015)

ICE BofA US 3-Month Treasury Bill Index

	1.93	2.50	1.41	1.17

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index

	1.94	2.39	1.58	1.36

Bloomberg US Aggregate Bond Index

	4.89	-4.78	0.91	1.21

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

The ICE BofA US 3-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Source: ICE BofA, used with permission.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

PGIM Securitized Credit Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 3/31/23 (%)

AAA	19.8

AA	16.7

A	4.3

BBB	20.2

BB	23.4

B	3.8

Not Rated	5.8

Cash/Cash Equivalents	6.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 3/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.34	6.41	5.56

Class C	0.30	5.85	-2.38

Class Z	0.35	6.88	6.56

Class R6	0.35	6.90	-44.43

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Securitized Credit Fund    7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Securitized Credit Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,032.50	0.93%	$4.71

	Hypothetical	$1,000.00	$1,020.29	0.93%	$4.68

Class C	Actual	$1,000.00	$1,027.60	1.68%	$8.49

	Hypothetical	$1,000.00	$1,016.55	1.68%	$8.45

Class Z	Actual	$1,000.00	$1,033.80	0.68%	$3.45

	Hypothetical	$1,000.00	$1,021.54	0.68%	$3.43

Class R6	Actual	$1,000.00	$1,034.10	0.63%	$3.19

	Hypothetical	$1,000.00	$1,021.79	0.63%	$3.18

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Securitized Credit Fund    9

Schedule of Investments  (unaudited)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 93.2%

ASSET-BACKED SECURITIES 42.2%

Automobiles 5.3%

JPMorgan Chase Bank, NA,
Series 2020-01, Class F, 144A	6.684%	01/25/28		800	$797,140

OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		800	714,913
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,015,111

Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		487	477,486
Series 2022-C, Class E, 144A	11.366	12/15/32		262	262,154

Santander Bank, NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31		600	550,757

Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280	03/15/27		750	687,485

					4,505,046

Collateralized Loan Obligations 32.4%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.962(c)	07/15/34		500	487,506

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	8.058(c)	07/15/30		500	495,155

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.638(c)	04/15/35	EUR	750	752,952

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	10/17/32		750	735,048

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.867(c)	04/20/35		825	821,437

Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.865(c)	07/18/30		490	484,615
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.986(c)	01/25/35		500	486,982
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	6.957(c)	05/17/31		500	489,827

See Notes to Financial Statements.

PGIM Securitized Credit Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.404%(c)	11/15/31	EUR	1,100	$1,160,204

CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35		1,000	1,005,326

Crosthwaite Park CLO DAC (Ireland),
Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.557(c)	03/15/34	EUR	1,500	1,516,578

Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.124(c)	10/15/29		364	361,739

Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.564(c)	02/15/29		208	207,230

Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.393(c)	05/27/34	EUR	750	762,885

ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A2, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.592(c)	01/16/33		2,000	1,920,426

Jubilee CLO DAC (Ireland),
Series 2016-17X, Class B1RR, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.568(c)	04/15/31	EUR	500	512,818

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32		1,500	1,486,638
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	07/17/34		750	731,839

Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.032(c)	10/17/34		500	484,340

MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	6.615(c)	04/21/31		250	241,495
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.832(c)	07/15/29		493	488,104
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	6.715(c)	10/23/34		480	456,709

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	6.572%(c)	07/15/31		750	$723,961

Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.356(c)	09/01/31		750	741,449

OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35		1,000	1,003,968
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.105(c)	01/20/35		1,000	1,001,715

Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.892(c)	07/16/31		750	740,607

Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.955(c)	02/20/30		1,789	1,768,710

Rockford Tower Europe CLO DAC (Ireland),
Series 2019-01A, Class B2, 144A	2.200	01/20/33	EUR	900	845,134

Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.892(c)	01/26/31		750	741,239

St. Pauls CLO (Ireland),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	681,384

TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.489(c)	10/20/32		1,000	959,077

TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	01/20/31		1,000	990,466

Trimaran Cavu Ltd.,
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.008(c)	07/20/32		500	490,364

Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	6.292(c)	10/15/34		500	475,239

					27,253,166

See Notes to Financial Statements.

PGIM Securitized Credit Fund    13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.5%

Lendmark Funding Trust,
Series 2021-01A, Class D, 144A	5.050%	11/20/31		500		$396,428

OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34		880		851,132

						1,247,560

Credit Cards 0.6%

Master Credit Card Trust II (Canada),
Series 2022-01A, Class C, 144A	2.270	07/21/26		500		466,749

Other 1.5%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR
+ 2.800% (Cap N/A, Floor 2.800%)^	7.528(c)	10/16/23		400		320,000
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR
+ 2.350% (Cap N/A, Floor 0.000%)	6.967(c)	04/25/23		710		704,447
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR
+ 2.800% (Cap N/A, Floor 2.800%)	7.645(c)	06/25/24		300		282,273

						1,306,720

Residential Mortgage-Backed Securities 0.7%

LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month
EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	316		325,445

TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.646(c)	04/16/23	EUR	254		261,559

						587,005

Student Loan 0.2%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		648		142,176

TOTAL ASSET-BACKED SECURITIES (cost $35,956,789)						35,508,422

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.5%

20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost
$483,088; purchased 08/26/20 - 04/07/22)(f)	3.100%(cc)	05/15/35		520	$394,075
Series 2018-20TS, Class G, 144A (original cost
$184,522; purchased 06/28/19 - 08/26/20)(f)	3.100(cc)	05/15/35		200	137,853
Series 2018-20TS, Class H, 144A (original cost
$94,181; purchased 06/28/19)(f)	3.100(cc)	05/15/35		100	65,981
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36		100	84,130
Series 2016-ETC, Class C, 144A	3.391	08/14/36		100	81,124
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36		250	175,259
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		490	328,161
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month SOFR +
2.414% (Cap N/A, Floor 2.414%)	7.242(c)	10/15/36		213	204,465
Series 2019-XL, Class J, 144A, 1 Month SOFR +
2.764% (Cap N/A, Floor 2.764%)	7.592(c)	10/15/36		765	731,070
Series 2021-CIP, Class E, 144A, 1 Month LIBOR +
2.820% (Cap N/A, Floor 2.820%)	7.504(c)	12/15/38		347	325,601
Series 2022-AHP, Class E, 144A, 1 Month SOFR +
3.040% (Cap N/A, Floor 3.040%)	7.867(c)	01/17/39		1,450	1,352,125
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A3	3.839	12/10/54		1,000	940,235
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A4	3.471	10/12/50		400	366,616
Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36		726	696,978
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31		1,000	953,659
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month
LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.450(c)	11/15/37		1,293	1,242,772
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month
LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.834(c)	05/15/36		150	144,794
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	131,464
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR
+ 2.000% (Cap N/A, Floor 2.000%)	6.684(c)	05/15/35		525	501,701
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		500	313,323
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007%
(Cap N/A, Floor 2.007%)	6.055(c)	08/07/30	GBP	370	425,643

See Notes to Financial Statements.

PGIM Securitized Credit Fund    15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Deco DAC (United Kingdom), (cont’d.)
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	7.655%(c)	08/07/30	GBP	172	$ 183,184

Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		350	268,443

FHLMC Multifamily Structured Pass-Through
Certificates,
Series K052, Class X1, IO	0.635(cc)	11/25/25		2,150	28,391
Series K058, Class X1, IO	0.914(cc)	08/25/26		3,528	89,878

FREMF Mortgage Trust,
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		93,078	216,285

GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	8.234(c)	10/15/36		1,950	1,789,767
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	9.234(c)	10/15/36		140	128,929

JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class XB, IO	0.346(cc)	12/15/48		1,620	14,118

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	270,000
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	8.074(c)	06/15/38		1,060	901,179

Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.582(c)	08/17/33	EUR	98	97,915

MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	7.285(c)	04/15/38		300	278,949

MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	132,378

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.275(cc)	03/15/48		10,000	56,087

Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		525	436,404

ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)	6.691(c)	03/15/36		600	530,928

One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.434(c)	01/15/36		300	261,664

SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	7.309(c)	11/15/38		260	237,459

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	6.681%(c)	05/17/31	GBP	248	$285,551
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.181(c)	08/17/31	GBP	235	265,012

Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.408(cc)	12/15/48		6,400	71,554
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	8.184(c)	05/15/31		340	297,500
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	9.184(c)	05/15/31		1,000	835,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,442,613)					17,273,604

CORPORATE BONDS 1.5%

Aerospace & Defense 0.0%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
	7.500	03/15/25		7	7,000

Banks 1.3%

Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)		605	530,723

Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24		600	582,058

					1,112,781

Entertainment 0.1%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK
12.000% or Cash coupon 5.000% and PIK 6.000%
	10.000	06/15/26		61	38,659

Media 0.0%

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
	6.625	08/15/27(d)		75	914

See Notes to Financial Statements.

PGIM Securitized Credit Fund    17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 0.1%

Energy Transfer LP,
Jr. Sub. Notes, Series G
	7.125%(ff)	05/15/30(oo)	140	$117,394

TOTAL CORPORATE BONDS (cost $1,487,605)				1,276,748

FLOATING RATE AND OTHER LOANS 2.0%

Commercial Services 0.5%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%	8.840(c)	08/12/28	112	112,184

Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	6.600(c)	08/11/25	349	304,765

				416,949

Computers 0.3%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.515(c)	03/01/29	248	233,031

Electric 0.2%

Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	122	38,530

Lightstone HoldCo LLC,
Extended Term C Loan, 1 Month SOFR + 5.750%	10.557(c)	01/29/27	10	8,520
Extended Term Loan B, 1 Month SOFR + 5.750%	10.557(c)	01/29/27	176	150,644

				197,694

Entertainment 0.3%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.548(c)	02/10/27	296	252,914

Media 0.1%

Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%	12.775(c)	05/25/26	50	46,356
Second Lien Term loan	8.025	08/24/26	459	28,599

				74,955

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.3%

Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	8.325%(c)	06/13/24	232	$216,847

Telecommunications 0.3%

Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.500%	9.082(c)	02/01/29	255	251,970

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,987,645)				1,644,360

RESIDENTIAL MORTGAGE-BACKED SECURITIES 27.0%

Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month
LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.695(c)	10/25/28	2	2,034
Series 2019-04A, Class M2, 144A, 1 Month
LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.695(c)	10/25/29	1,490	1,484,314
Series 2021-01A, Class M1C, 144A, 30 Day
Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.510(c)	03/25/31	150	149,817
Series 2022-01, Class M1C, 144A, 30 Day
Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.260(c)	01/26/32	510	495,685

BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.558(c)	09/12/26	95	94,841

Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month
LIBOR + 4.350% (Cap N/A, Floor 0.000%)	9.195(c)	04/25/31	1,600	1,657,860
Series 2021-R01, Class 1B1, 144A, 30 Day
Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.660(c)	10/25/41	130	122,529
Series 2021-R03, Class 1B1, 144A, 30 Day
Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.310(c)	12/25/41	90	82,595
Series 2021-R03, Class 1M2, 144A, 30 Day
Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.210(c)	12/25/41	800	757,027
Series 2022-R03, Class 1B1, 144A, 30 Day
Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.810(c)	03/25/42	75	77,296

See Notes to Financial Statements.

PGIM Securitized Credit Fund    19

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R04, Class 1B1, 144A, 30 Day
Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.810%(c)	03/25/42	60	$60,920

Eagle Re Ltd.,
Series 2019-01, Class M2, 144A, 1 Month LIBOR
+ 3.300% (Cap N/A, Floor 0.000%)	8.145(c)	04/25/29	2,940	2,946,623
Series 2021-01, Class M1C, 144A, 30 Day
Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.260(c)	10/25/33	295	294,482

FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day
Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.560(c)	11/25/50	110	109,622
Series 2021-DNA02, Class B1, 144A, 30 Day
Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.960(c)	08/25/33	1,250	1,188,869

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month
LIBOR + 2.300% (Cap N/A, Floor 0.000%)	7.145(c)	01/25/50	900	870,072
Series 2020-DNA03, Class B1, 144A, 1 Month
LIBOR + 5.100% (Cap N/A, Floor 0.000%)	9.945(c)	06/25/50	58	61,260
Series 2020-DNA04, Class B1, 144A, 1 Month
LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.845(c)	08/25/50	94	101,675
Series 2020-DNA05, Class B1, 144A, 30 Day
Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.360(c)	10/25/50	120	126,436
Series 2020-DNA06, Class B1, 144A, 30 Day
Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.560(c)	12/25/50	750	714,261
Series 2020-HQA04, Class B1, 144A, 1 Month
LIBOR + 5.250% (Cap N/A, Floor 0.000%)	10.095(c)	09/25/50	117	123,031
Series 2021-DNA01, Class B1, 144A, 30 Day
Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.210(c)	01/25/51	870	794,077
Series 2021-DNA05, Class B1, 144A, 30 Day
Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.610(c)	01/25/34	890	817,269
Series 2021-DNA06, Class B1, 144A, 30 Day
Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.960(c)	10/25/41	900	843,332
Series 2021-DNA06, Class M2, 144A, 30 Day
Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.060(c)	10/25/41	120	114,178

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA07, Class M2, 144A, 30 Day
Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.360%(c)	11/25/41	1,000	$950,072
Series 2021-HQA01, Class B1, 144A, 30 Day
Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.560(c)	08/25/33	90	79,227
Series 2021-HQA04, Class M1, 144A, 30 Day
Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	5.510(c)	12/25/41	2,246	2,163,994
Series 2022-DNA02, Class M1B, 144A, 30 Day
Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.960(c)	02/25/42	1,000	971,352
Series 2022-DNA06, Class M1B, 144A, 30 Day
Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.260(c)	09/25/42	500	508,745
Series 2022-HQA03, Class M1B, 144A, 30 Day
Average SOFR + 3.550% (Cap N/A, Floor 0.000%)	8.110(c)	08/25/42	600	586,500

Home Re Ltd.,
Series 2020-01, Class M1C, 144A, 1 Month
LIBOR + 4.150% (Cap N/A, Floor 4.150%)	8.995(c)	10/25/30	24	24,031
Series 2021-01, Class M1C, 144A, 1 Month
LIBOR + 2.300% (Cap N/A, Floor 0.000%)	7.145(c)	07/25/33	150	149,060

Legacy Mortgage Asset Trust,
Series 2021-SL02, Class A, 144A	1.875	10/25/68	623	559,467

Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.460(c)	04/25/34	200	197,432

PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR
+ 2.750% (Cap N/A, Floor 2.750%)	7.602(c)	05/27/23	994	971,133

PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR
+ 2.850% (Cap N/A, Floor 2.850%)	7.695(c)	02/25/25	100	99,486

Radnor Re Ltd.,
Series 2019-01, Class B1, 144A, 1 Month LIBOR
+ 4.450% (Cap N/A, Floor 4.450%)	9.295(c)	02/25/29	1,000	1,015,553
Series 2021-02, Class M1B, 144A, 30 Day
Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.260(c)	11/25/31	300	292,939

See Notes to Financial Statements.

PGIM Securitized Credit Fund    21

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468	%(c)	07/30/75	EUR	124	$128,774

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,805,446)						22,787,870

TOTAL LONG-TERM INVESTMENTS (cost $81,680,098)						78,491,004

				Shares

SHORT-TERM INVESTMENT 5.3%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (cost $4,446,143)(wj)					4,446,143	4,446,143

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.5% (cost $86,126,241)						82,937,147

OPTIONS WRITTEN*~ (0.0)% (premiums received $0)						(10)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.5% (cost $86,126,241)						82,937,137
Other assets in excess of liabilities(z) 1.5%						1,300,718

NET ASSETS 100.0%						$84,237,855

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GS—Goldman Sachs & Co. LLC

See Notes to Financial Statements.

22

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TD—The Toronto-Dominion Bank

USOIS—United States Overnight Index Swap
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $682,917 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $761,791. The aggregate value of $597,909 is 0.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	$(10)

(premiums received $0)

See Notes to Financial Statements.

PGIM Securitized Credit Fund    23

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Futures contracts outstanding at March 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1	20 Year U.S. Treasury Bonds	Jun. 2023	$131,156	$4,872

Short Positions:
26	2 Year U.S. Treasury Notes	Jun. 2023	5,367,781	(58,908)
10	5 Year Euro-Bobl	Jun. 2023	1,278,409	(30,541)
35	5 Year U.S. Treasury Notes	Jun. 2023	3,832,773	(54,132)
8	10 Year U.S. Treasury Notes	Jun. 2023	919,375	(26,444)
3	Euro Schatz Index	Jun. 2023	343,879	(3,539)

				(173,564)

				$(168,692)

Forward foreign currency exchange contracts outstanding at March 31, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	MSI	GBP	938	$1,150,716	$1,157,033	$6,317	$—
Euro,
Expiring 04/04/23	HSBC	EUR	6,722	7,246,896	7,291,502	44,606	—

				$8,397,612	$8,448,535	50,923	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	MSI	GBP	938	$1,132,382	$1,157,033	$—	$(24,651)
Expiring 05/02/23	MSI	GBP	938	1,151,372	1,157,708	—	(6,336)
Euro,
Expiring 04/04/23	HSBC	EUR	95	100,531	102,627	—	(2,096)
Expiring 04/04/23	TD	EUR	6,627	7,065,786	7,188,875	—	(123,089)
Expiring 05/02/23	HSBC	EUR	6,722	7,258,660	7,303,033	—	(44,373)

				$16,708,731	$16,909,276	—	(200,545)

						$50,923	$(200,545)

See Notes to Financial Statements.

24

Credit default swap agreements outstanding at March 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Accunia CLO	04/25/23	1.000%(M)	EUR	531	*	$480	$ (14)	$ 494	GSI
Alcentra CLO	04/25/23	1.000%(M)	EUR	439	*	396	(12)	408	GSI
Alcentra CLO	04/25/23	1.000%(M)	EUR	231	*	209	(6)	215	GSI
Ares CLO	04/25/23	1.000%(M)	EUR	259	*	233	(7)	240	GSI
Assured CLO	04/25/23	1.000%(M)	EUR	350	*	316	(9)	325	GSI
Assured CLO	04/25/23	1.000%(M)	EUR	95	*	85	(3)	88	GSI
AXA CLO	04/25/23	1.000%(M)	EUR	221	*	199	(6)	205	GSI
Blackrock CLO	04/25/23	1.000%(M)	EUR	239	1.000%	216	(6)	222	GSI
BNPP AM CLO	04/25/23	1.000%(M)	EUR	249	*	224	(7)	231	GSI
Cairn CLO BV	04/25/23	1.000%(M)	EUR	812	1.000%	732	(22)	754	GSI
Commercial Mortgage Trust	04/26/23	1.250%(M)		146	1.500%	151	(5)	156	GSI
Countrywide Home Equity Loans	04/27/23	0.500%(M)		564	*	7	(8)	15	GSI
CVC CLO	04/25/23	1.000%(M)	EUR	279	1.000%	252	(7)	259	GSI
CVC CLO	04/25/23	1.000%(M)	EUR	138	*	125	(4)	129	GSI
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust	04/27/23	0.500%(M)		351	*	5	(5)	10	GSI
Federal Home Loan Mortgage Corp.	04/26/23	1.250%(M)		137	*	143	(4)	147	GSI
Federal Home Loan Mortgage Corp.	04/26/23	1.250%(M)		90	*	93	(3)	96	GSI
Federal Home Loan Mortgage Corp.	04/26/23	1.250%(M)		65	4.670%	67	(2)	69	GSI
Federal Home Loan Mortgage Corp.	04/26/23	1.250%(M)		63	4.670%	65	(2)	67	GSI
Federal Home Loan Mortgage Corp.	04/26/23	1.250%(M)		27	4.670%	28	(1)	29	GSI
Federal Home Loan Mortgage Corp.	04/26/23	1.250%(M)		22	4.670%	23	(1)	24	GSI
Fidelity CLO	04/25/23	1.000%(M)	EUR	345	*	312	(9)	321	GSI
GS Mortgage Backed Securities Trust	04/27/23	0.500%(M)		40	*	—	(1)	1	GSI
GS Mortgage Backed Securities Trust	04/27/23	0.500%(M)		37	*	1	—	1	GSI
GS Mortgage Backed Securities Trust	04/27/23	0.500%(M)		17	*	—	—	—	GSI
GS Mortgage Backed Securities Trust	04/27/23	0.500%(M)		12	*	—	—	—	GSI
GS Mortgage Backed Securities Trust	04/27/23	0.500%(M)		11	*	—	—	—	GSI

See Notes to Financial Statements.

PGIM Securitized Credit Fund    25

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Credit default swap agreements outstanding at March 31, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	04/26/23	1.250%(M)		22	1.500%	$23	$ (1)	$ 24	GSI
GS_21-PJA	04/14/23	0.500%(M)		384	*	330	(36)	366	GSI
Investcorp CLO	04/25/23	1.000%(M)	EUR	297	*	268	(8)	276	GSI
Lehman XS Trust	04/27/23	0.500%(M)		469	*	7	(6)	13	GSI
Lehman XS Trust	04/27/23	0.500%(M)		341	*	4	(5)	9	GSI
Oak Hill CLO	04/25/23	1.000%(M)	EUR	299	1.000%	270	(8)	278	GSI
Oaktree CLO Ltd.	04/25/23	1.000%(M)	EUR	289	*	261	(8)	269	GSI
Onex CLO	04/25/23	1.000%(M)	EUR	390	*	352	(10)	362	GSI
Permira CLO	04/25/23	1.000%(M)	EUR	241	*	218	(6)	224	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		3,048	*	42	(41)	83	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		414	*	5	(6)	11	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		104	*	2	(1)	3	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		81	*	1	(1)	2	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		40	*	—	(1)	1	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		30	*	1	—	1	GSI
Preston Ridge Partners Mortgage Trust	04/27/23	0.500%(M)		19	*	1	—	1	GSI
Pret LLC	04/27/23	0.500%(M)		3	*	—	—	—	GSI
Pretium Mortgage Credit Partners LLC	04/27/23	0.500%(M)		1,479	*	20	(20)	40	GSI
Pretium Mortgage Credit Partners LLC	04/27/23	0.500%(M)		344	*	4	(5)	9	GSI
Pretium Mortgage Credit Partners LLC	04/27/23	0.500%(M)		252	*	4	(3)	7	GSI
Pretium Mortgage Credit Partners LLC	04/27/23	0.500%(M)		49	*	—	(1)	1	GSI
Radnor Re Ltd.	04/27/23	1.250%(M)		33	*	1	(1)	2	GSI
Sculptor CLO	04/25/23	1.000%(M)	EUR	171	*	154	(5)	159	GSI
VCAT LLC	04/27/23	0.500%(M)		232	*	3	(3)	6	GSI
VCAT LLC	04/27/23	0.500%(M)		115	*	1	(2)	3	GSI
VCAT LLC	04/27/23	0.500%(M)		12	*	—	—	—	GSI
Vericrest Opportunity Loan Trust	04/27/23	0.500%(M)		246	*	99	(3)	102	GSI

See Notes to Financial Statements.

26

Credit default swap agreements outstanding at March 31, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Vericrest Opportunity Loan Trust	04/27/23	0.500%(M)	140	*	$56	$(2)	$58	GSI
Vericrest Opportunity Loan Trust	04/27/23	0.500%(M)	49	*	19	(1)	20	GSI
Vericrest Opportunity Loan Trust	04/27/23	0.500%(M)	47	*	—	(1)	1	GSI
Vericrest Opportunity Loan Trust	04/27/23	0.500%(M)	19	*	8	—	8	GSI
Vericrest Opportunity Loan Trust	04/27/23	1.000%(M)	9	*	7	—	7	GSI
Woodward Capital Management LLC	04/27/23	0.500%(M)	225	*	3	(3)	6	GSI

					$6,526	$(332)	$6,858

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	50	$542	$277	$265	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	50	542	277	265	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	25	400	304	96	BNP

					$1,484	$858	$626

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	8,423	$(37,091)	$(99,142)	$(62,051)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

PGIM Securitized Credit Fund    27

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)/ 4.830%	$(134,663)	$21,905	$156,568

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$858	$(332)	$7,484	$—

See Notes to Financial Statements.

28

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$424,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$4,505,046	$—
Collateralized Loan Obligations	—	27,253,166	—
Consumer Loans	—	1,247,560	—
Credit Cards	—	466,749	—
Other	—	986,720	320,000
Residential Mortgage-Backed Securities	—	325,445	261,560
Student Loan	—	142,176	—
Commercial Mortgage-Backed Securities	—	17,273,604	—
Corporate Bonds	—	1,276,748	—
Floating Rate and Other Loans	—	1,644,360	—
Residential Mortgage-Backed Securities	—	22,693,029	94,841
Short-Term Investment
Affiliated Mutual Fund	4,446,143	—	—

Total	$4,446,143	$77,814,603	$676,401

Liabilities
Option Written	$—	$—	$(10)

Other Financial Instruments*
Assets
Futures Contracts	$4,872	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	50,923	—

See Notes to Financial Statements.

PGIM Securitized Credit Fund    29

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$1,484	$6,526
Centrally Cleared Interest Rate Swap Agreement	—	156,568	—

Total	$4,872	$208,975	$6,526

Liabilities
Futures Contracts	$(173,564)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(200,545)	—
Centrally Cleared Credit Default Swap Agreement	—	(62,051)	—

Total	$(173,564)	$(262,596)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Other	Asset-Backed Securities- Residential Mortgage-Backed Securities	Floating Rate and Other Loans
Balance as of 09/30/22	$—	$259,935	$576,219
Realized gain (loss)	—	(2,121)	—
Change in unrealized appreciation (depreciation)	(48,426)	29,047	—
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	(25,373)	—
Accrued discount/premium	363	72	—
Transfers into Level 3*	368,063	—	—
Transfers out of Level 3*	—	—	(576,219)

Balance as of 03/31/23	$320,000	$261,560	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(48,426)	$29,047	$—

	Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Balance as of 09/30/22	$132,297	$(20)	$7,016
Realized gain (loss)	—	(10)	6,241
Change in unrealized appreciation (depreciation)	665	13	6,526
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	(38,121)	7	(13,257)
Accrued discount/premium	—	—	—

See Notes to Financial Statements.

30

	Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Transfers into Level 3*	$—	$—	$—
Transfers out of Level 3*	—	—	—

Balance as of 03/31/23	$94,841	$(10)	$6,526

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$665	$13	$6,526

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of March 31, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities - Other	$320,000	Market	Adjusted Spread	Estimated Spread
Asset-Backed Securities - Residential Mortgage-Backed Securities	261,559	Market	Comparable Bond	Estimated Spread
Asset-Backed Securities - Residential Mortgage-Backed Securities	1	Market	Contingent Value	Property Price Appreciation Forecast

	$581,560

** The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers.

As of March 31, 2023, the aggregate value of these securities was $101,357. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM Securitized Credit Fund    31

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2023 were as follows:

Collateralized Loan Obligations	32.4%
Residential Mortgage-Backed Securities	27.7
Commercial Mortgage-Backed Securities	20.5
Automobiles	5.3
Affiliated Mutual Fund	5.3
Other	1.5
Consumer Loans	1.5
Banks	1.3
Credit Cards	0.6
Commercial Services	0.5
Entertainment	0.4
Telecommunications	0.3
Computers	0.3
Software	0.3
Electric	0.2

Student Loan	0.2%
Pipelines	0.1
Media	0.1
Aerospace & Defense	0.0	*

	98.5
Option Written	(0.0	)*
Other assets in excess of liabilities	1.5

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$62,051*
Credit contracts	Premiums paid for OTC swap agreements	858		Premiums received for OTC swap agreements	332
Credit contracts	—	—		Options written outstanding, at value	10
Credit contracts	Unrealized appreciation on OTC swap agreements	7,484		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	50,923		Unrealized depreciation on OTC forward foreign currency exchange contracts	200,545
Interest rate contracts	Due from/to broker-variation margin futures	4,872	*	Due from/to broker-variation margin futures	173,564	*

See Notes to Financial Statements.

32

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$156,568	*	—	$—

		$220,705			$436,502

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(28,583)
Foreign exchange contracts	—	(100,850)	—
Interest rate contracts	336,115	—	845

Total	$336,115	$(100,850)	$(27,738)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$10	$—	$—	$(103,895)
Foreign exchange contracts	—	—	(243,194)	—
Interest rate contracts	—	(434,394)	—	1,831

Total	$10	$(434,394)	$(243,194)	$(102,064)

For the six months ended March 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 740,000
Futures Contracts - Long Positions (1)	127,635
Futures Contracts - Short Positions (1)	10,702,661
Forward Foreign Currency Exchange Contracts - Purchased (2)	3,704,640
Forward Foreign Currency Exchange Contracts - Sold (2)	9,586,695
Interest Rate Swap Agreements (1)	2,100,000
Credit Default Swap Agreements - Buy Protection (1)	8,956,187

See Notes to Financial Statements.

PGIM Securitized Credit Fund    33

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (1)	$13,057,593

*	Average volume is based on average quarter end balances as noted for the six months ended March 31, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,084	$—	$1,084	$—	$1,084
BNP	400	—	400	—	400
GSI	6,858	(342)	6,516	—	6,516
HSBC	44,606	(46,469)	(1,863)	—	(1,863)
MSI	6,317	(30,987)	(24,670)	—	(24,670)
TD	—	(123,089)	(123,089)	—	(123,089)

	$59,265	$(200,887)	$(141,622)	$—	$(141,622)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

34

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $81,680,098)	$78,491,004
Affiliated investments (cost $4,446,143)	4,446,143
Cash	1,393
Foreign currency, at value (cost $828,741)	841,506
Cash segregated for counterparty - OTC	710,000
Dividends and interest receivable	448,617
Deposit with broker for centrally cleared/exchange-traded derivatives	424,000
Receivable for Fund shares sold	209,203
Unrealized appreciation on OTC forward foreign currency exchange contracts	50,923
Receivable for investments sold	36,347
Unrealized appreciation on OTC swap agreements	7,484
Premiums paid for OTC swap agreements	858
Prepaid expenses and other assets	11,814

Total Assets	85,679,292

Liabilities

Payable for investments purchased	767,619
Payable for Fund shares purchased	356,985
Unrealized depreciation on OTC forward foreign currency exchange contracts	200,545
Accrued expenses and other liabilities	70,336
Management fee payable	18,645
Due to broker—variation margin futures	17,281
Due to broker—variation margin swaps	8,871
Affiliated transfer agent fee payable	432
Distribution fee payable	355
Premiums received for OTC swap agreements	332
Dividends payable	26
Options written outstanding, at value	10

Total Liabilities	1,441,437

Net Assets	$84,237,855

Net assets were comprised of:
Shares of beneficial interest, at par	$9,057
Paid-in capital in excess of par	88,754,758
Total distributable earnings (loss)	(4,525,960)

Net assets, March 31, 2023	$84,237,855

See Notes to Financial Statements.

PGIM Securitized Credit Fund    35

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2023

Class A

Net asset value and redemption price per share, ($1,458,646 ÷ 156,846 shares of beneficial interest issued and outstanding)	$9.30
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.61

Class C

Net asset value, offering price and redemption price per share, ($76,536 ÷ 8,233 shares of beneficial interest issued and outstanding)	$9.30

Class Z

Net asset value, offering price and redemption price per share, ($82,691,882 ÷ 8,890,737 shares of beneficial interest issued and outstanding)	$9.30

Class R6

Net asset value, offering price and redemption price per share, ($10,791 ÷ 1,160 shares of beneficial interest issued and outstanding)	$9.30

See Notes to Financial Statements.

36

Statement of Operations  (unaudited)

Six Months Ended March 31, 2023

Net Investment Income (Loss)

Income
Interest income	$2,392,819
Unaffiliated dividend income	123,839
Affiliated dividend income	6,296

Total income	2,522,954

Expenses
Management fee	227,124
Distribution fee(a)	2,060
Transfer agent’s fees and expenses (including affiliated expense of $932)(a)	46,569
Custodian and accounting fees	31,134
Audit fee	28,422
Registration fees(a)	18,947
Professional fees	10,370
Shareholders’ reports	7,374
Trustees’ fees	5,433
Miscellaneous	14,008

Total expenses	391,441
Less: Fee waiver and/or expense reimbursement(a)	(143,333)

Net expenses	248,108

Net investment income (loss)	2,274,846

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(784,172)
Futures transactions	336,115
Forward currency contract transactions	(100,850)
Swap agreement transactions	(27,738)
Foreign currency transactions	(64,929)

(641,574)

Net change in unrealized appreciation (depreciation) on:
Investments	1,596,347
Futures	(434,394)
Forward currency contracts	(243,194)
Options written	10
Swap agreements	(102,064)
Foreign currencies	20,543

837,248

Net gain (loss) on investment and foreign currency transactions	195,674

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,470,520

See Notes to Financial Statements.

PGIM Securitized Credit Fund    37

Statement of Operations  (unaudited)

Six Months Ended March 31, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,623	437	—	—
Transfer agent’s fees and expenses	305	139	46,042	83
Registration fees	4,373	2,927	8,719	2,928
Fee waiver and/or expense reimbursement	(6,020)	(3,157)	(131,133)	(3,023)

See Notes to Financial Statements.

38

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,274,846	$1,990,303
Net realized gain (loss) on investment and foreign currency transactions	(641,574)	774,460
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	837,248	(4,703,783)

Net increase (decrease) in net assets resulting from operations	2,470,520	(1,939,020)

Dividends and Distributions
Distributions from distributable earnings
Class A	(47,611)	(3,157)
Class C	(2,878)	(1,541)
Class Z	(2,774,656)	(2,115,845)
Class R6	(400)	(610)

	(2,825,545)	(2,121,153)

Fund share transactions
Net proceeds from shares sold	25,158,814	63,086,882
Net asset value of shares issued in reinvestment of dividends and distributions	2,825,466	2,119,977
Cost of shares purchased	(13,818,450)	(22,972,939)

Net increase (decrease) in net assets from Fund share transactions	14,165,830	42,233,920

Total increase (decrease)	13,810,805	38,173,747

Net Assets:

Beginning of period	70,427,050	32,253,303

End of period	$84,237,855	$70,427,050

See Notes to Financial Statements.

PGIM Securitized Credit Fund    39

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,				July 01, 2019(a) through September 30,
	2023		2022	2021	2020		2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$9.88	$9.45	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.30	0.26	0.30		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.54)	0.40	(0.46)		(0.03)
Total from investment operations	0.30		(0.24)	0.66	(0.16)		0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.30)	(0.23)	(0.36)		(0.08)
Tax return of capital distributions	-		-	-	(-	)(c)	-
Total dividends and distributions	(0.34)		(0.30)	(0.23)	(0.36)		(0.08)
Net asset value, end of period	$9.30		$9.34	$9.88	$9.45		$9.97
Total Return(d):	3.25%		(2.46)%	7.10%	(1.57)%		0.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,459		$135	$39	$21		$10
Average net assets (000)	$1,302		$96	$26	$16		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90	%(f)	0.90%	0.90%	0.90%		0.90	%(g)
Expenses before waivers and/or expense reimbursement	1.83	%(f)	10.95%	26.65%	94.01%		813.14	%(g)
Net investment income (loss)	5.77	%(f)	3.09%	2.70%	3.15%		3.07	%(g)
Portfolio turnover rate(h)	29%		37%	58%	60%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,				July 01, 2019(a) through September 30,
	2023		2022	2021	2020		2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$9.88	$9.44	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.23	0.19	0.24		0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.54)	0.41	(0.48)		(0.03)
Total from investment operations	0.26		(0.31)	0.60	(0.24)		0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.23)	(0.16)	(0.29)		(0.06)
Tax return of capital distributions	-		-	-	(-	)(c)	-
Total dividends and distributions	(0.30)		(0.23)	(0.16)	(0.29)		(0.06)
Net asset value, end of period	$9.30		$9.34	$9.88	$9.44		$9.97
Total Return(d):	2.76%		(3.21)%	6.41%	(2.40)%		0.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77		$92	$10	$10		$10
Average net assets (000)	$88		$60	$10	$10		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.65	%(f)	1.65%	1.65%	1.65%		1.65	%(g)
Expenses before waivers and/or expense reimbursement	8.88	%(f)	11.95%	64.82%	148.80%		814.62	%(g)
Net investment income (loss)	4.97	%(f)	2.38%	1.97%	2.51%		2.32	%(g)
Portfolio turnover rate(h)	29%		37%	58%	60%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund    41

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,			July 01, 2019(a) through September 30,
	2023		2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$9.88	$9.45	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.31	0.29	0.33	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.52)	0.40	(0.47)	(0.02)
Total from investment operations	0.31		(0.21)	0.69	(0.14)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.33)	(0.26)	(0.37)	(0.09)
Tax return of capital distributions	-		-	-	(0.01)	-
Total dividends and distributions	(0.35)		(0.33)	(0.26)	(0.38)	(0.09)
Net asset value, end of period	$9.30		$9.34	$9.88	$9.45	$9.97
Total Return(c):	3.38%		(2.21)%	7.37%	(1.32)%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,692		$70,190	$32,193	$28,137	$26,961
Average net assets (000)	$74,516		$61,949	$29,735	$27,164	$20,410
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%	0.65	%(f)
Expenses before waivers and/or expense reimbursement	1.00	%(e)	1.07%	1.40%	1.68%	2.72	%(f)
Net investment income (loss)	6.01	%(e)	3.20%	2.97%	3.50%	3.32	%(f)
Portfolio turnover rate(g)	29%		37%	58%	60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,			July 01, 2019(a) through September 30,
	2023		2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$9.88	$9.45	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.32	0.29	0.34	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.53)	0.40	(0.47)	(0.02)
Total from investment operations	0.31		(0.21)	0.69	(0.13)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.33)	(0.26)	(0.38)	(0.09)
Tax return of capital distributions	-		-	-	(0.01)	-
Total dividends and distributions	(0.35)		(0.33)	(0.26)	(0.39)	(0.09)
Net asset value, end of period	$9.30		$9.34	$9.88	$9.45	$9.97
Total Return(c):	3.41%		(2.16)%	7.42%	(1.28)%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10	$11	$10	$10
Average net assets (000)	$11		$17	$10	$10	$6,365
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60%	0.60%	0.60	%(f)
Expenses before waivers and/or expense reimbursement	57.83	%(e)	35.37%	62.68%	146.78%	3.44	%(f)
Net investment income (loss)	6.05	%(e)	3.31%	3.02%	3.56%	3.33	%(f)
Portfolio turnover rate(g)	29%		37%	58%	60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund    43

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

44

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Securitized Credit Fund    45

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

46

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use

PGIM Securitized Credit Fund    47

Notes to Financial Statements  (unaudited) (continued)

options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

48

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Securitized Credit Fund    49

Notes to Financial Statements  (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans,

50

revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

PGIM Securitized Credit Fund    51

Notes to Financial Statements  (unaudited) (continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and

52

credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

PGIM Securitized Credit Fund    53

Notes to Financial Statements   (unaudited) (continued)

Expected Distribution Schedule to Shareholders*	Frequency

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%

0.55% of the Fund’s average daily net assets from $2.5 billion to $5 billion;

0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

54

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.90%

C	1.65

Z	0.65

R6	0.60

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2023, PIMS did not receive any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2023, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:.

Class	FESL	CDSC

A	$762	$—

C	—	18

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Securitized Credit Fund    55

Notes to Financial Statements   (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$27,456,536	$20,063,633

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2023, is presented as follows:

56

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund(1)(wj)

$—	$6,449,649	$2,003,506	$—	$—	$4,446,143	4,446,143	$6,296

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$86,099,970	$828,858	$(4,207,478)	$(3,378,620)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2022 of approximately $121,000 which can be carried forward for an unlimited period. The Fund utilized approximately $436,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2022. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of

PGIM Securitized Credit Fund    57

Notes to Financial Statements   (unaudited) (continued)

purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

As of March 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,147	0.7%
C	1,116	13.6
Z	3,114,649	35.0
R6	1,160	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	34.2%
Unaffiliated	2	56.1

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2023:
Shares sold	144,646	$1,351,170
Shares issued in reinvestment of dividends and distributions	5,106	47,546
Shares purchased	(7,320)	(68,143)
Net increase (decrease) in shares outstanding	142,432	$1,330,573

58

Share Class	Shares	Amount

Year ended September 30, 2022:
Shares sold	12,241	$118,579
Shares issued in reinvestment of dividends and distributions	330	3,140
Shares purchased	(2,103)	(20,270)
Net increase (decrease) in shares outstanding	10,468	$101,449

Class C
Six months ended March 31, 2023:
Shares issued in reinvestment of dividends and distributions	308	$2,864
Shares purchased	(1,892)	(17,782)
Net increase (decrease) in shares outstanding	(1,584)	$(14,918)

Year ended September 30, 2022:
Shares sold	8,672	$84,524
Shares issued in reinvestment of dividends and distributions	162	1,540
Shares purchased	(72)	(695)
Net increase (decrease) in shares outstanding	8,762	$85,369

Class Z
Six months ended March 31, 2023:
Shares sold	2,552,571	$23,807,644
Shares issued in reinvestment of dividends and distributions	297,951	2,774,656
Shares purchased	(1,471,650)	(13,732,525)
Net increase (decrease) in shares outstanding	1,378,872	$12,849,775

Year ended September 30, 2022:
Shares sold	6,431,761	$62,865,452
Shares issued in reinvestment of dividends and distributions	221,455	2,114,748
Shares purchased	(2,400,032)	(22,933,699)
Net increase (decrease) in shares outstanding	4,253,184	$42,046,501

Class R6
Six months ended March 31, 2023:
Shares issued in reinvestment of dividends and distributions	43	$400
Net increase (decrease) in shares outstanding	43	$400

Year ended September 30, 2022:
Shares sold	1,901	$18,327
Shares issued in reinvestment of dividends and distributions	57	549
Shares purchased	(1,921)	(18,275)
Net increase (decrease) in shares outstanding	37	$601

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Securitized Credit Fund    59

Notes to Financial Statements   (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

60

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM Securitized Credit Fund    61

Notes to Financial Statements   (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an

62

over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Securitized Credit Fund    63

Notes to Financial Statements   (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that

64

posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may

PGIM Securitized Credit Fund    65

Notes to Financial Statements   (unaudited) (continued)

continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, theovernight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight IndexAverage (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable

66

transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM Securitized Credit Fund    67

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Russ Shupak, Treasurer and Principal Accounting Officer • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
	PGIM Limited	Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Securitized Credit Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SECURITIZED CREDIT FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SCFOX	SCFVX	SCFZX	SCFQX

CUSIP	74441F801	74441F884	74441F876	74441F868

MF241E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 – Exhibits

 (a)(1) Code of Ethics – Not required, as this is not an annual filing.

 (a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2023